EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Employee Benefit Plans (Details) [Abstract]
Dedicated Assets Supporting Supplemental Benefit Plans		$ 506		$ 510
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(667)		(1,456)
San Diego Gas and Electric Company and Subsidiary [Member]
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(132)		(340)
Southern California Gas Company [Member]
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		0		(141)
Pension Benefits
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation		27		8
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	3,459	3,804		3,406
Defined Benefit Plan, Service Cost		109		90
Defined Benefit Plan, Interest Cost		148		162
Defined Benefit Plan, Plan Amendments		67		8
Defined Benefit Plan, Actuarial Gain (Loss)		(371)		374
Defined Benefit Plan Contributions By Plan Participants		0		0
Defined Benefit Plan, Special Termination Benefits		0		0
Defined Benefit Plan, Settlements, Benefit Obligation		(5)		(19)
Defined Benefit Plan, Benefits Paid		(293)		(217)
Defined Benefit Plan, Benefit Obligation, Ending Balance		3,459		3,804		3,406
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	2,789	2,558		2,332
Defined Benefit Plan, Actual Return on Plan Assets		396		339
Defined Benefit Plan, Contributions by Employer		133		123
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets		0		0
Defined Benefit Plan, Settlements, Plan Assets		(5)		(19)
Defined Benefit Plan, Benefits Paid, Plan Assets		(293)		(217)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance		2,789		2,558		2,332
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan		(670)		(1,246)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(670)		(1,246)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Other Postretirement Defined Benefit Plans, Asset Noncurrent		0		0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		(59)		(31)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(611)		(1,215)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax		(73)		(96)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax		0		1
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax		(73)		(95)
Defined Benefit Plan, Accumulated Benefit Obligation		3,254		3,530
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation		3,212		3,544
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation		3,027		3,295
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets		2,789		2,558
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost		109		90		83
Defined Benefit Plan, Interest Cost		148		162		168
Defined Benefit Plan, Expected Return on Plan Assets		(162)		(155)		(144)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		4		3		4
Defined Benefit Plan, Amortization of (Gains) Losses		54		47		34
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements		2		8		13
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits		0		0		0
Defined Benefit Plan, Regulatory Adjustment		(20)		(29)		43
Defined Benefit Plan, Net Periodic Benefit Cost, Total		135		126		201
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		(30)		19		23
Other Comprehensive Income, Defined Benefit Plan, Net Prior Service Cost (Credit) Arising During Period, before Tax		1		0		0
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		(9)		(9)		(10)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total		(38)		10		13
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total		97		136		214
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)	10
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.84%		4.04%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		4.04%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		7.00%		7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		199
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		390
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		335
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		329
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		317
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		308
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		1,305
Pension Benefits | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		10.00%		9.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate				5.05%		5.14%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		9.50%		8.50%		8.50%
Pension Benefits | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.50%		3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate				4.40%		4.40%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		3.50%		3.50%		3.50%
Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation				1
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	939	1,067		981
Defined Benefit Plan, Service Cost		32		28
Defined Benefit Plan, Interest Cost		41		45
Defined Benefit Plan, Plan Amendments		0		1
Defined Benefit Plan, Actuarial Gain (Loss)		(66)		87
Defined Benefit Plan Contributions By Plan Participants		0		0
Defined Benefit Plan, Transfers, Benefit Obligation		(42)		0
Defined Benefit Plan, Special Termination Benefits		0		0
Defined Benefit Plan, Settlements, Benefit Obligation		(4)		0
Defined Benefit Plan, Benefits Paid		(89)		(75)
Defined Benefit Plan, Benefit Obligation, Ending Balance		939		1,067		981
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	819	781		712
Defined Benefit Plan, Actual Return on Plan Assets		117		99
Defined Benefit Plan, Contributions by Employer		51		45
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets		0		0
Defined Benefit Plan, Transfers, Plan Assets		(37)		0
Defined Benefit Plan, Settlements, Plan Assets		(4)		0
Defined Benefit Plan, Benefits Paid, Plan Assets		(89)		(75)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance		819		781		712
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan		(120)		(286)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(120)		(286)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		(13)		(5)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(107)		(281)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax		(10)		(12)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax		1		1
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax		(9)		(11)
Defined Benefit Plan, Accumulated Benefit Obligation		923		1,041
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation		899		1,025
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation		886		1,003
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets		819		781
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost		32		28		28
Defined Benefit Plan, Interest Cost		41		45		49
Defined Benefit Plan, Expected Return on Plan Assets		(52)		(47)		(46)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		2		2		1
Defined Benefit Plan, Amortization of (Gains) Losses		14		14		9
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements		1		1		1
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits		0		0		0
Defined Benefit Plan, Regulatory Adjustment		14		6		31
Defined Benefit Plan, Net Periodic Benefit Cost, Total		52		49		73
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		(2)		2		1
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		(1)		(1)		(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total		(3)		1		0
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total		49		50		73
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)	1
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.69%		3.94%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		3.94%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		7.00%		7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		72
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		109
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		95
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		89
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		88
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		85
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		381
Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		10.00%		9.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate				4.80%		4.80%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		9.50%		8.50%		8.50%
Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.50%		3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate				4.70%		4.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		3.50%		3.50%		3.50%
Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation		27		7
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	2,110	2,299		2,017
Defined Benefit Plan, Service Cost		67		53
Defined Benefit Plan, Interest Cost		90		99
Defined Benefit Plan, Plan Amendments		66		7
Defined Benefit Plan, Actuarial Gain (Loss)		(285)		245
Defined Benefit Plan Contributions By Plan Participants		0		0
Defined Benefit Plan, Transfers, Benefit Obligation		42		0
Defined Benefit Plan, Special Termination Benefits		0		0
Defined Benefit Plan, Settlements, Benefit Obligation		0		(2)
Defined Benefit Plan, Benefits Paid		(169)		(120)
Defined Benefit Plan, Benefit Obligation, Ending Balance		2,110		2,299		2,017
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	1,758	1,581		1,443
Defined Benefit Plan, Actual Return on Plan Assets		250		213
Defined Benefit Plan, Contributions by Employer		59		47
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets		0		0
Defined Benefit Plan, Transfers, Plan Assets		37		0
Defined Benefit Plan, Settlements, Plan Assets		0		(2)
Defined Benefit Plan, Benefits Paid, Plan Assets		(169)		(120)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance		1,758		1,581		1,443
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan		(352)		(718)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(352)		(718)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Other Postretirement Defined Benefit Plans, Asset Noncurrent		0		0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		(13)		(4)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(339)		(714)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax		(5)		(4)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax		1		1
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax		(4)		(3)
Defined Benefit Plan, Accumulated Benefit Obligation		1,944		2,080
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation		2,085		2,275
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation		1,920		2,057
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets		1,758		1,581
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost		67		53		46
Defined Benefit Plan, Interest Cost		90		99		99
Defined Benefit Plan, Expected Return on Plan Assets		(98)		(96)		(85)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		2		2		2
Defined Benefit Plan, Amortization of (Gains) Losses		31		23		17
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements		0		1		1
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits		0		0		0
Defined Benefit Plan, Regulatory Adjustment		(34)		(36)		12
Defined Benefit Plan, Net Periodic Benefit Cost, Total		58		46		92
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		3		(4)		2
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		(1)		(1)		(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total		2		(5)		1
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total		60		41		93
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)	1
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.94%		4.10%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		4.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		7.00%		7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		85
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		234
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		202
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		199
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		194
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		188
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		772
Pension Benefits | Southern California Gas Company [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		10.00%		9.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate				5.05%		5.05%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		9.50%		8.50%		8.50%
Pension Benefits | Southern California Gas Company [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.50%		3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate				4.70%		4.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		3.50%		3.50%		3.50%
Cost of Living Adjustment [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation		40
Cost of Living Adjustment [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation		39
Other Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance		1,115		1,160
Defined Benefit Plan, Service Cost		28		25
Defined Benefit Plan, Interest Cost		44		52
Defined Benefit Plan, Plan Amendments		(3)		(56)
Defined Benefit Plan, Actuarial Gain (Loss)		(177)		(25)
Defined Benefit Plan Contributions By Plan Participants		16		15
Defined Benefit Plan, Special Termination Benefits		5		0
Defined Benefit Plan, Settlements, Benefit Obligation		0		0
Defined Benefit Plan, Benefits Paid		(55)		(56)
Defined Benefit Plan, Benefit Obligation, Ending Balance		973		1,115		1,160
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance		873		778
Defined Benefit Plan, Actual Return on Plan Assets		151		97
Defined Benefit Plan, Contributions by Employer		27		39
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets		16		15
Defined Benefit Plan, Settlements, Plan Assets		0		0
Defined Benefit Plan, Benefits Paid, Plan Assets		(55)		(56)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance		1,012		873		778
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan		39		(242)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		39		(242)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Other Postretirement Defined Benefit Plans, Asset Noncurrent		(95)		0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		0		(1)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(56)		(241)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax		0		(6)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax		0		0
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax		0		(6)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost		28		25		31
Defined Benefit Plan, Interest Cost		44		52		65
Defined Benefit Plan, Expected Return on Plan Assets		(58)		(53)		(48)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		(4)		(4)		0
Defined Benefit Plan, Amortization of (Gains) Losses		7		12		17
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements		0		0		0
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits		5		0		0
Defined Benefit Plan, Regulatory Adjustment		6		7		7
Defined Benefit Plan, Net Periodic Benefit Cost, Total		28		39		72
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		(8)		(6)		7
Other Comprehensive Income, Defined Benefit Plan, Net Prior Service Cost (Credit) Arising During Period, before Tax		0		0		0
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		(1)		0		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total		(9)		(6)		7
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total		19		33		79
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.95%		4.09%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		4.09%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		6.96%		6.96%		6.25%
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate		2020	[1]	2020
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components		8
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components		(6)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation		100
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation		(62)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		12
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		47
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		52
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		55
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		60
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		64
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		346
Other Postretirement Benefits | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		10.00%		9.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate				5.15%		5.15%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		9.50%		9.50%		9.50%
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year		8.25%	[2]	10.00%	[3]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		5.00%	[4]	5.00%	[5]
Other Postretirement Benefits | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.50%		3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate				4.10%		4.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		3.50%		3.50%		3.50%
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year		5.50%	[2]	8.25%	[3]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		4.50%	[4]	4.75%	[5]
Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance		185		182
Defined Benefit Plan, Service Cost		8		7
Defined Benefit Plan, Interest Cost		8		9
Defined Benefit Plan, Plan Amendments		0		(2)
Defined Benefit Plan, Actuarial Gain (Loss)		(19)		(5)
Defined Benefit Plan Contributions By Plan Participants		6		6
Defined Benefit Plan, Transfers, Benefit Obligation		(7)		0
Defined Benefit Plan, Special Termination Benefits		2		0
Defined Benefit Plan, Settlements, Benefit Obligation		0		0
Defined Benefit Plan, Benefits Paid		(12)		(12)
Defined Benefit Plan, Benefit Obligation, Ending Balance		171		185		182
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance		126		106
Defined Benefit Plan, Actual Return on Plan Assets		18		13
Defined Benefit Plan, Contributions by Employer		14		13
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets		6		6
Defined Benefit Plan, Transfers, Plan Assets		(6)		0
Defined Benefit Plan, Settlements, Plan Assets		0		0
Defined Benefit Plan, Benefits Paid, Plan Assets		(12)		(12)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance		146		126		106
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan		(25)		(59)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(25)		(59)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		0		0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(25)		(59)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost		8		7		7
Defined Benefit Plan, Interest Cost		8		9		10
Defined Benefit Plan, Expected Return on Plan Assets		(8)		(8)		(8)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		4		4		4
Defined Benefit Plan, Amortization of (Gains) Losses		0		0		0
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements		0		0		0
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits		2		0		0
Defined Benefit Plan, Regulatory Adjustment		0		1		2
Defined Benefit Plan, Net Periodic Benefit Cost, Total		14		13		15
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		0		0		0
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		0		0		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total		0		0		0
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total		14		13		15
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		5.00%		4.10%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		4.10%		5.05%		5.05%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		6.81%		6.81%		6.69%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components		1
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components		(1)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation		8
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation		(6)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		9
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		8
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		9
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		10
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		11
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		12
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		65
Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		10.00%		9.50%
Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.50%		3.50%
Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance		873		921
Defined Benefit Plan, Service Cost		17		16
Defined Benefit Plan, Interest Cost		34		41
Defined Benefit Plan, Plan Amendments		1		(54)
Defined Benefit Plan, Actuarial Gain (Loss)		(151)		(19)
Defined Benefit Plan Contributions By Plan Participants		10		9
Defined Benefit Plan, Transfers, Benefit Obligation		7		0
Defined Benefit Plan, Special Termination Benefits		2		0
Defined Benefit Plan, Settlements, Benefit Obligation		0		0
Defined Benefit Plan, Benefits Paid		(40)		(41)
Defined Benefit Plan, Benefit Obligation, Ending Balance		753		873		921
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance		732		658
Defined Benefit Plan, Actual Return on Plan Assets		131		83
Defined Benefit Plan, Contributions by Employer		9		23
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets		10		9
Defined Benefit Plan, Transfers, Plan Assets		6		0
Defined Benefit Plan, Settlements, Plan Assets		0		0
Defined Benefit Plan, Benefits Paid, Plan Assets		(40)		(41)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance		848		732		658
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan		95		(141)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		95		(141)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Other Postretirement Defined Benefit Plans, Asset Noncurrent		(95)		0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		0		0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		0		(141)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost		17		16		22
Defined Benefit Plan, Interest Cost		34		41		53
Defined Benefit Plan, Expected Return on Plan Assets		(48)		(44)		(40)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		(8)		(7)		(4)
Defined Benefit Plan, Amortization of (Gains) Losses		6		11		17
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements		0		0		0
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits		2		0		0
Defined Benefit Plan, Regulatory Adjustment		6		5		5
Defined Benefit Plan, Net Periodic Benefit Cost, Total		9		22		53
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		0		0		0
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		0		0		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total		0		0		0
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total		9		22		53
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.95%		4.10%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		4.10%		5.15%		5.15%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		7.00%		7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components		6
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components		(5)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation		90
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation		(54)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		36
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		40
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		43
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		46
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		49
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		261
Other Postretirement Benefits | Southern California Gas Company [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		10.00%		9.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		9.50%		9.50%		9.50%
Other Postretirement Benefits | Southern California Gas Company [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.50%		3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		3.50%		3.50%		3.50%
Life Insurance, Health Reimbursement Arrangement Benefits [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation				3
Defined Benefit Plan, Effect of Special Termination Benefit on Accumulated Benefit Obligation		5
Life Insurance, Health Reimbursement Arrangement Benefits [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation				2
Defined Benefit Plan, Effect of Special Termination Benefit on Accumulated Benefit Obligation		2
Life Insurance, Health Reimbursement Arrangement Benefits [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation				1
Defined Benefit Plan, Effect of Special Termination Benefit on Accumulated Benefit Obligation		2
Executive Life Plan [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation		4
Mobile Gas Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year		7.50%	[2]	8.00%	[3]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		5.00%	[4]	5.00%	[5]
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate		2019	[1]
Dental Benefits [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation		1
Dental Benefits [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation		1
Medical Benefits [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation				53
Medical Benefits [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation				$ 53

[1]	2019 for Mobile Gas plan and 2020 for all other plans.
[2]	8.25% for pre-65 retirees and 5.50% for retirees aged 65 years and older. For Mobile Gas, the health care cost trend rate is assumed to be 7.50%.
[3]	10.00% for pre-65 retirees and 8.25% for retirees aged 65 years and older. For Mobile Gas, the health care cost trend rate is assumed to be 8.00%.
[4]	5.00% for pre-65 retirees and 4.50% for retirees aged 65 years and older. For Mobile Gas, the rate to which the cost trend rate is assumed to decline is 5.00%.
[5]	5.00% for pre-65 retirees and 4.75% for retirees aged 65 years and older. For Mobile Gas, the rate to which the cost trend rate is assumed to decline is 5.00%.